FEDERATED UTILTIY FUND, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                  June 1, 1999




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    FEDERATED UTILITY FUND, INC. (the "Fund")
              1933 Act File No. 33-13388
              1940 Act File No. 811-5114

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive forms of prospectuses and statement of additional information dated May 31, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Fund. This registration statement was electronically filed under Rule 485(b) on May 24, 1999.


         If you have any questions regarding this certification, please call me at (412) 288-8260.

                                                        Very truly yours,



                                                        /s/ Gail Cagney
                                                        Gail Cagney
                                                        Assistant Secretary